Fulfillment expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fulfillment expense
Employee benefits expense - Fulfillment	€ 17,558	€ 20,872	€ 16,970
Fulfillment centers expense	3,623	4,920	3,573
Freight and shipping expense	48,132	51,600	29,923
Fulfillment expense	€ 69,313	€ 77,392	€ 50,466